200 Berkeley Street

Boston, Massachusetts 02116

(617) 572-0070

Email: mramirez@jhancock.com

Michael A Ramirez

AVP and Senior Counsel

VIA EDGAR

December 20, 2022

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention: Filing Room

RE
	John Hancock Life Insurance Company (U.S.A.) Account A (Protection Variable Universal Life 2023)	# 333-266659

Dear Sir/Madam:

Pursuant to rule 497(j) and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statement on Form N-6 that:

(1)

the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and

(2)	the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ Michael A Ramirez
AVP and Senior Counsel